Payables for Business Combinations (Tables)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Summary of Payables for Business Combinations
Prior to BVS being acquired by Equifax do Brasil, BVS had acquired two companies, Konduto and Acordo Certo. The roll forward below represents the remaining payables for those business combinations:

(In thousands)	Konduto		Acordo Certo		Total
December 31, 2022

Acquisition	R$	10,020		1,278	R$	11,298
Payments of Warrants		(3,129)		—		(3,129)
Unwinding of the time value of money		509		—		509

December 31, 2023	R$	7,400	R$	1,278	R$	8,678

Current liabilities					R$	4,074
Noncurrent liabilities						4,604

					R$	8,678

Summary of Non-Current Payables for Business Combinations
At December 31, 2023 and December 31, 2022, the balance of
non-current
payables for business combinations is presented by year of maturity as follows:

(In thousands)					December 31, 2023		December 31, 2022
Maturity	Acordo Certo		Konduto		Total		Total
2025		168		1,408		1,576		—
2026		168		1,408		1,576		—
2027		—		1,452		1,452		—

Total	R$	336	R$	4,268	R$	4,604	R$	—

Boa Vista Servicos S.A [member]
Disclosure of detailed information about business combination [line items]
Summary of Payables for Business Combinations
The roll forward of payables for business combinations is as follows:

	Konduto	Acordo Certo (*)	Total
January 1, 2021	—	141,134	141,134
Konduto acquisition	1,192	—	1,192
Consideration transferred	—	(720)	(720)
Remeasurement of fair value (*)	—	(83,418)	(83,418)
Unwinding of the time value of money	470	—	470

January 1, 2022	1,662	56,996	58,658

Remeasurement of fair value (*)	—	21,683	21,683
Unwinding of the time value of money	1,218	—	1,218

December 31, 2022	2,880	78,679	81,559

Payment	—	(84,780)	(84,780)
Reclassification of warrants	6,258	—	6,258
Unwinding of the time value of money	882	7,814	8,696

August 7, 2023	10,020	1,713	11,733

Current liabilities			7,538
Noncurrent liabilities			4,195

			11,733

(*)
The contingent consideration for Acordo Certo was based on the Adjusted Net Revenue of Acordo Certo in 2022, with a specified minimum amount and was remeasured to fair value at each reporting date based on the discounted cash flows, with changes in fair value recognized in profit or loss, until the payable is settled. In 2021, the performance and profitability of Acordo Certo was lower than expected, and the Group reduced its estimates of the expected Adjusted Net Revenue of Acordo Certo in 2022, which led to a reduction of R$ 83,418 in the fair value of the contingent consideration. In the period ended December 31, 2022, the fair value of the contingent consideration increased by R$21,683, considering the revised estimates of the expected Adjusted Net Revenue of Acordo Certo in 2022. The outstanding balance relates to amounts withheld by the Company as collateral for the obligation of the sellers to indemnify the Company in the event of losses deriving from uncertain events to be released to the seller between 2021 and 2026.

Summary of Non-Current Payables for Business Combinations
At August 7, 2023 and December 31, 2022, the balance of
non-current
payables for business combinations is presented by year of maturity as follows:

			August 7, 2023	December 31, 2022
Maturity	Acordo Certo	Konduto	Total	Total
2024	100	—	100	100
2025	168	1,241	1,409	1,117
2026	168	1,241	1,409	1,117
2027	—	1,277	1,277	979

Total	436	3,759	4,195	3,313